CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Sep. 30, 2022
CONSOLIDATED BALANCE SHEETS
Preferred Stock, Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	174,246,152	159,676,152
Common Stock, Shares, Outstanding	174,246,152	159,676,152